Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deposits [Line Items]
Deposit	$ 280	$ 7,120
Fixed annual interest percentage	6.18%
Deposits [Member]
Deposits [Line Items]
Fixed annual interest percentage	4.85%
Israel [Member]
Deposits [Line Items]
Deposit	$ 2,040